Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Contingencies Disclosure [Text Block]

Note 20 – Contingencies

On December 23, 2011, we received two subpoenas from the Securities and Exchange Commission. The subpoenas require that Wowjoint provide certain documents to the SEC and that a representative of Wowjoint testify before the SEC. As stated in the SEC correspondence that accompanied the subpoenas, the investigation and subpoenas should not be construed as an indication that violations of laws have occurred. The investigation is a non-public fact finding inquiry. It is not possible at this time to predict the outcome of the SEC investigation, including whether or when any proceedings might be initiated, when these matters may be resolved or what, if any, penalties or other remedies may be imposed. Wowjoint is committed to cooperating with the SEC. The investigation may require considerable legal expense and management’s time and attention. Moreover, if the SEC were to initiate an enforcement proceeding against us or our officers or both, an enforcement proceeding could subject us or our management to injunctions, fines, and other penalties or sanctions or result in private civil actions, loss of key personnel, or other adverse consequences.